SELLING AND MARKETING EXPENSES	9 Months Ended
Sep. 30, 2025
Selling And Marketing Expenses
SELLING AND MARKETING EXPENSES

8.	SELLING AND MARKETING EXPENSES

(in thousands)	Nine months ended September 30, 2025	Nine months ended September 30, 2024	Three months ended September 30, 2025	Three months ended September 30, 2024
Salaries and related expenses	$2,792	$2,808	$1,069	$1,219
Advertising and marketing	351	502	140	68
Travel and conferences	484	160	180	81
Total	$3,627	$3,470	$1,389	$1,368